Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Research & development	$ 179,000	$ 168,000	$ 1,226,000	$ 1,080,000
Related party owed transaction	0	0	0	0
Prepaid monthly fees	43,000	43,000	43,000	43,000
Related costs for employees	12,000		12,000
GRDG Science LLC [Member]
Related Party Transaction [Line Items]
Payment in funding of research and development	43,000		43,000
Research & development	129,000		546,000
Related Party [Member]
Related Party Transaction [Line Items]
General and administrative expense	$ 35,000	$ 52,000	$ 117,000	$ 155,000